Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Components Of Income Before Income Tax

The Company’s components of income before income taxes are as follows:

	Year Ended December 31,
	2013	2014	2015
Domestic	$(105,606)	$24,662	$55,996
Foreign	208,326	49,351	3,449

	$102,720	$74,013	$59,445

Components of Income Tax Provision (Benefit)

The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2013	2014	2015
Current:
Domestic	$—	$1,055	$98
Foreign	20,898	4,499	1,253

Total current provision	$20,898	$5,554	$1,351

Deferred:
Domestic	(396)	11,384	12,673
Foreign	18,504	2,641	(3,505)

Total deferred provision (benefit)	$18,108	$14,025	$9,168

Provision for income taxes before tax effects of other comprehensive income	$39,006	$19,579	$10,519

Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate To (Benefit) Provision for Income Taxes

Reconciliation of income tax computed at the Netherlands statutory tax rate to the income tax provision (benefit) is as follows:

	Year Ended December 31,
	2013	2014	2015
Income tax expense at statutory rate(1)	$25,680	$18,525	$14,873
Foreign tax rate differential(2)	(12,682)	(2,926)	(135)
Dutch tax ruling – innovation box regime	22,616	11,449	1,693
Dutch tax ruling – additional tax benefit	—	(4,325)	(3,276)
Permanent differences(3)	2,075	2,930	(1,252)
Valuation allowance	(187)	(684)	(1,874)
Provision to return	2,788	(3,171)	(264)
R&D Credit	(366)	(332)	(1,170)
Other(4)	(918)	(1,887)	1,924

Income tax provision	$39,006	$19,579	$10,519

(1)	The statutory rate was 25% in 2013, 2014 and 2015.
(2)	The decrease in the foreign tax rate differential is the result of the transfer of the Company’s e-commerce operations from Cyprus to the Netherlands, effective January 1, 2014.
(3)	During 2013 and 2014, the Company recognized $1.2 and $3.1 unfavorable permanent differences due to the non-deductible share based compensation costs. During 2015, the Company recognized $1.3 unfavorable permanent difference due to tax non-deductible acquisition costs, $1.0 and $1.5 favorable permanent differences from prior period acquisition costs recharge income and with respect to non-taxable income from deferred consideration reversal, respectively.
(4)	During 2013, the Company recognized $2.6 prior period unfavorable adjustments and $3.0 favorable adjustment due to the change in income tax rate in Cyprus from 10% to 12.5%. During 2014, the Company recognized $0.6 prior period favorable adjustments and $0.9 favorable adjustments due to the UK deferred revenue tax rate changes. During 2015, the Company recognized $1.2 prior period unfavorable adjustments due to a reduction in 2010 net operating losses as a result of foreign currency translation difference which is offset by a favorable reversal of valuation allowance in the same amount.

Components of Deferred Income Tax Assets and Liabilities

Significant components of deferred income tax assets and liabilities are as follows:

	December 31,
	2014	2015
Deferred tax assets:
Fixed assets and intangible assets	$11,827	$3,562
Deferred revenues	21,314	19,448
Provisions and reserves	7,649	9,210
Net operating loss carry forwards	17,588	9,190
Other	4,724	7,085

Gross deferred tax assets	$63,102	$48,495
Valuation allowance	(10,341)	(7,860)

Total deferred tax asset	$52,761	$40,635
Deferred tax liabilities:
Fixed assets and intangible assets	$(30,715)	$(30,169)
Other	(358)	(1,779)

Total deferred tax liabilities	$(31,073)	$(31,948)

Net deferred tax asset	$21,688	$8,687

Deferred tax asset – current portion	$21,056	$17,643
Deferred tax asset – non-current portion	26,813	20,538
Deferred tax liability – current portion	(568)	(898)
Deferred tax liability – non-current portion	(25,613)	(28,596)

Net deferred tax asset	$21,688	$8,687

Movement of Valuation allowance on Net Operating Losses and Other Deferred Tax Assets

The movement of the valuation allowance on net operating losses and other deferred tax assets is as follows:

	Year Ended December 31,
	2013	2014	2015
Balance at beginning of period	$11,359	$11,124	$10,341
Additions through acquisitions	—	1,323	6
Charged to expenses	1,305	83	272
Credited to expenses	(1,540)	(2,189)	(2,152)
Charged to other accounts	—	—	(607)

Balance at end of period	$11,124	$10,341	$7,860

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	Year Ended December 31,
	2013	2014	2015
Balance at January 1,	$—	$—	$1,454
Additions through acquisitions	—	1,454	—
Additions based on tax positions related to the current year	—	—	566
Additions for tax positions of prior years	—	—	827
Reductions due to settlements with taxing authorities	—	—	(9)

Balance at December 31,	$—	$1,454	$2,838

Open Tax Years In Major Jurisdictions

The table below summarizes the open tax years and tax examinations in major jurisdictions as of December 31, 2015:

Jurisdiction	Open Years	Ongoing Examinations
Australia	2013 – 2015	N/A
Brazil	2014 – 2015	N/A
Canada	2013 – 2015	N/A
China	2010 – 2015	In liquidation-review
Cyprus	2011 – 2015	In liquidation-review
Czech Republic	2012 – 2015	N/A
Denmark	2011 – 2015	N/A
France	2011 – 2015	N/A
Germany	2010 – 2015	2010 – 2012 Corporate tax
Israel	2011 – 2015	N/A
Malta	2014 – 2015	N/A
Netherlands	2009 – 2015	2011 – 2012 Corporate Tax/2013 VAT
Norway	2013 – 2015	N/A
Serbia	2012 – 2015	N/A
Spain	2012 – 2015	N/A
Sweden	2008 – 2015	N/A
Switzerland	2010 – 2015	N/A
United Kingdom	2012 – 2015	2013 Corporate tax
Ukraine	2014 – 2015	N/A
United States	2012 – 2015	N/A